Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Fiscal period
The Company's fiscal year end is September 30. All references to 2018, 2017 and 2016 represent balances as of September 30, 2018, September 30, 2017, and September 30, 2016, or activity for the fiscal years then ended.

Cash and cash equivalents	Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale. Premiums and discounts on investments are deferred and recognized into income over the contractual life of the asset using the effective interest method.
Held-to-maturity securities are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities are accounted for at fair value. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported net of the related tax effect in the accumulated other comprehensive income component of stockholders' equity.
Realized gains and losses on securities sold as well as other than temporary impairment charges, if any, are shown on the Consolidated Statements of Operations under the Other Income heading. Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, market interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered.

Loans receivable, restructured loans, non-accrual loans, impaired loans, and allowance for loan losses
Loans receivable. Loans that are performing in accordance with their contractual terms are carried at the unpaid principal balance, net of premiums, discounts and net deferred loan fees. Net deferred loan fees include nonrefundable loan origination fees less direct loan origination costs. Net deferred loan fees, premiums and discounts are amortized into interest income using either the interest method or straight-line method over the terms of the loans, adjusted for actual prepayments. In addition to fees and costs for originating loans, various other fees and charges related to existing loans may occur, including prepayment charges, late charges and assumption fees.
When a borrower fails to make a required payment on a loan, the Bank attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Bank may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Bank.
Restructured loans. The Bank will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure. Most troubled debt restructured ("TDR") loans are accruing and performing loans where the borrower has proactively approached the Bank about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. The concession for these loans is typically a payment reduction through a rate reduction of 100 to 200 bps for a specific term, usually six to 12 months. Interest-only payments may also be approved during the modification period. Principal forgiveness is generally not an available option for restructured loans. Before granting approval to modify a loan in a TDR, the borrower’s ability to repay is evaluated, including: current income levels and debt to income ratio, borrower’s credit score, payment history of the loan and updated evaluation of the secondary repayment source. The Bank also modifies some loans that are not classified as TDRs as the modification is due to a restructuring where the effective interest rate on the debt is reduced to reflect a decrease in market interest rates.
Non-accrual loans. Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Bank does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Bank expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower is not expected be able to meet contractual obligations.
If a consumer loan is on non-accrual status before becoming a TDR it will stay on non-accrual status following restructuring until it has been performing for at least six months, at which point it may be moved to accrual status. If a loan is on accrual status before it becomes a TDR, and management concludes that full repayment is probable based on internal evaluation, it will remain on accrual status following restructuring. If the restructured consumer loan does not perform, it is placed on non-accrual status when it is 90 days delinquent. For commercial loans, six consecutive payments on newly restructured loan terms are required prior to returning the loan to accrual status. In some instances, after the required six consecutive payments are made, management will conclude that collection of the entire principal and interest due is still in doubt. In those instances, the loan will remain on non-accrual.
Impaired loans. Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral-dependent impaired loans are measured using the fair value of the collateral less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
Allowance for loan losses. The Bank maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Bank's general methodology for assessing the appropriateness of the allowance is to apply a loss percentage factor to the different loan types. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs by loan type. The Bank uses an average of historical loss rates for each loan category multiplied by a loss emergence period. This is the likely period of time during which a residential or commercial loan borrower experiencing financial difficulties might deplete their cash prior to becoming delinquent on their loan, plus the period of time that it takes the Bank to work out the loans. The QLFs are based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions and the duration of the current business cycle. These factors are considered by loan type.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred. The Bank has also established a reserve for unfunded commitments.
The recovery of the carrying value of loans is susceptible to future market conditions beyond the Bank's control, which may result in losses or recoveries differing from those estimated.

Client derivatives, borrowing hedges, and commercial loan hedge
Client derivatives. Interest rate swap agreements are provided to certain clients who desire to convert their obligations from variable to fixed interest rates. Under these agreements, the Bank enters into a variable-rate loan agreement with a customer in addition to a swap agreement, and then enters into a corresponding swap agreement with a third party in order to offset its exposure on the customer swap agreement. As the interest rate swap agreements with the customers and third parties are not designated as accounting hedges under FASB ASC 815, the instruments are marked to market in earnings. The change in fair value of the offsetting swaps are included in interest income and interest expense and there is no impact on net income. There is fee income earned on the swaps that is included in loan fee income.
Borrowing hedges. The Company has entered into interest rate swaps to convert a series of future short-term borrowings to fixed-rate payments. These interest rate swaps qualify as cash flow hedging instruments under ASC 815 so gains and losses are recorded in Other Comprehensive Income to the extent the hedge is effective. Gains and losses on the interest rate swaps are reclassified from OCI to earnings in the period the hedged transaction affects earnings and are included in the same income statement line item that the hedged transaction is recorded.
Commercial loan hedges. The Company has entered into interest rate swaps to hedge long term fixed rate commercial loans. These hedges qualify as fair value hedges under ASC 815 and provide for matching of the recognition of the gains and losses on the interest rate swap and the related hedged loan.

Premises and equipment
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate owned
Real estate owned. Real estate properties acquired through foreclosure of loans or through acquisitions are recorded initially at fair value less selling costs and are subsequently recorded at lower of cost or fair value. Any gains (losses) and maintenance costs are shown on the real estate acquired through foreclosure line item.

Intangible assets
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. Other intangibles, including core deposit intangibles, are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis during the fourth quarter. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. The Bank amortizes the core deposit intangibles over their estimated lives using an accelerated method.

Income taxes
Income taxes. Income taxes are accounted for using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, a deferred tax asset or liability is determined based on the temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits using enacted tax rates in effect for the year in which the differences are expected to reverse. The provision for income taxes includes current and deferred income tax expense based on net income adjusted for temporary and permanent differences such as depreciation, loan loss reserve, tax-exempt interest, and affordable housing tax credits. Reserves for uncertain tax positions, together with any related interest and penalties, if applicable, and amortization of affordable housing tax credit investments are recorded within income tax expense.

Accounting for stock-based compensation
Accounting for stock-based compensation. We recognize in the statement of operations the grant-date fair value of stock options and other equity-based forms of compensation issued to employees over the employees' requisite service period (generally the vesting period). The requisite service period may be subject to performance conditions. Stock options and restricted stock awards generally vest ratably over three to ten years and are recognized as expense over that same period of time. The exercise price of each option equals the market price of the Company's common stock on the date of the grant, and the maximum term is ten years. No stock options were granted in 2018, 2017 or 2016.

Certain grants of restricted stock are subject to performance-based and market-based vesting as well as other approved vesting conditions and cliff vest based on those conditions. Compensation expense is recognized over the service period to the extent restricted stock awards are expected to vest.

Business segments	Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
New accounting pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The amendments also require the entity to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, including reasonably certain renewal periods. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Company is assessing the impact that this guidance will have on its consolidated financial statements.

In August 2018, the FASB issued ASU No.2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This ASU adds, eliminates, and modifies certain disclosure requirements for fair value measurements. Among the changes, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted. Entities are also allowed to elect early adoption of the eliminated or modified disclosure requirements and delay adoption of the added disclosure requirements until their effective date. As the ASU only revises disclosure requirements, this guidance will not have a material impact on the Company's consolidated financial statements.

In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842) - Targeted Improvements to provide entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU No. 2016-02. Specifically, under the amendments in ASU 2018-11: (1) entities may elect not to recast the comparative periods presented when transitioning to the new leasing standard, and (2) lessors may elect to not separate non-lease components from leases when certain conditions are met. The amendments have the same effective date as ASU 2016-02 (October 1, 2019 for the Company). The Company expects to elect both transition options. ASU 2018-11 is not expected to have a material impact on the Company's consolidated financial statements.

In August 2017, the FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities. The ASU expands and refines hedge accounting for both financial and non-financial risk components, aligns the recognition and presentation of the effects of hedging instruments and hedge items in the financial statements, and includes certain targeted improvements to ease the application of current guidance related to the assessment of hedge effectiveness. The effective date of the new standard for public companies is for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition with a cumulative effect adjustment recorded to opening retained earnings as of the initial adoption date. The Company does not anticipate that this guidance will have a material impact on its consolidated financial statements.

In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities. The ASU shortens the amortization period for certain callable debt securities held at a premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for public business entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted, including adoption in an interim period. If an entity early adopts in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. The amendments should be applied on a modified retrospective basis, with a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company does not anticipate that this guidance will have a material impact on its consolidated financial statements.

In February 2017, the FASB issued ASU 2017-05, Other Income - Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The ASU clarifies that a financial asset is within the scope of Subtopic 610-20 if it meets the definition of an in substance nonfinancial asset. The amendments also define the term in substance nonfinancial asset. The amendments clarify that nonfinancial assets within the scope of Subtopic 610-20 may include nonfinancial assets transferred within a legal entity to a counterparty. A contract that includes the transfer of ownership interests in one or more consolidated subsidiaries is within the scope of Subtopic 610-20 if substantially all of the fair value of the assets that are promised to the counterparty in a contract is concentrated in nonfinancial assets. The amendments clarify that an entity should identify each distinct nonfinancial asset or in substance nonfinancial asset promised to a counterparty and derecognize each asset when a counterparty obtains control of it. The ASU is effective for public business entities for annual periods beginning after December 15, 2017, and interim periods therein. Entities may use either a full or modified approach to adopt the ASU. The Company does not anticipate that this guidance will have a material impact on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash: a Consensus of the FASB Emerging Issues Task Force. This ASU requires a company’s cash flow statement to explain the changes during a reporting period of the totals for cash, cash equivalents, restricted cash, and restricted cash equivalents. Additionally, amounts for restricted cash and restricted cash equivalents are to be included with cash and cash equivalents if the cash flow statement includes a reconciliation of the total cash balances for a reporting period. This ASU is effective for public business entities for annual periods, including interim periods within those annual periods, beginning after December 15, 2017, with early application permitted. The Company does not anticipate that this guidance will have a material impact on its consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU address eight specific cash flow issues with the objective of reducing diversity in practice. The specific issues identified include: debt prepayments or extinguishment costs; contingent consideration payments made after a business combination; proceeds from the settlement of insurance claims; proceeds from the settlement of corporate-owned life insurance policies (including bank-owned life insurance policies); distributions received from equity method investees; beneficial interests in securitization transactions; and separately identifiable cash flows and application of the predominance principle. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period; however, early adoption is permitted. The Company is currently evaluating the guidance to determine its adoption method and does not expect this guidance to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses. The amendments in this ASU were issued to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments that are not accounted for at fair value through net income, including loans held for investment, held-to-maturity debt securities, trade and other receivables, net investments in leases and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require that financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis. The ASU eliminates the current framework of recognizing probable incurred losses and instead requires an entity to use its current estimate of all expected credit losses over the contractual life. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the financial assets.

For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination (“PCD assets”) that are measured at amortized cost, an allowance for expected credit losses is recorded as an adjustment to the cost basis of the asset. Subsequent changes in estimated cash flows would be recorded as an adjustment to the allowance and through the statement of income.

Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security's cost basis.

The amendments in this ASU are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For most debt securities, the transition approach requires a cumulative-effect adjustment to the statement of financial position as of the beginning of the first reporting period the guidance is effective. For other-than-temporarily impaired debt securities and PCD assets, the guidance will be applied prospectively. While the Company is currently in the process of evaluating the impact of the amended guidance on its consolidated financial statements, it currently expects the ALLL to increase upon adoption given that the allowance will be required to cover the full remaining expected life of the portfolio upon adoption, rather than the incurred loss model under current U.S. GAAP. The extent of this increase is still being evaluated and will depend on economic conditions and the composition of the Company’s loan and lease portfolio at the time of adoption.

In February 2016, the FASB issued ASU 2016-02, Leases. The amendments require lessees to recognize a lease liability, which is a lessee's obligation to make lease payments arising from a lease, and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The guidance also simplifies the accounting for sale and leaseback transactions. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application is permitted upon issuance. Lessees (for capital and operating leases) and lessors (for sales-type, direct financing, and operating leases) must apply a modified retrospective transition approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. Lessees and lessors may not apply a full retrospective transition approach. The Company is currently in the process of accumulating the lease data necessary to apply the amended guidance. The Company is continuing to evaluate the impact of the amended guidance on its consolidated financial statements, but the effects of recognizing most operating leases is not expected to be material. The Company expects to recognize right-of-use assets and lease liabilities for substantially all of its operating lease commitments based on the present value of unpaid lease payments as of the date of adoption.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, to require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this ASU also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This ASU is effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period. The Company does not expect this guidance to have a material impact on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). The guidance in this update supersedes the revenue recognition requirements in ASC Topic 605, Revenue Recognition, and most industry-specific guidance throughout the industry topics of the codification. For public companies, this update was to be effective for interim and annual periods beginning after December 15, 2016. However, in August 2015, the FASB issued ASU 2015-14, which delayed the effective date of ASU 2014-09 by one year and permits companies to voluntarily adopt the new standard as of the original effective date. The ASU becomes effective for the Company on October 1, 2018. The Company has substantially completed its assessment of the adoption impact and has concluded that this guidance does not have a material impact on its consolidated financial statements.